Retirement benefits - Summary of Retirement Benefit Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined benefit plans:
Interest income on plan assets	$ (2,999)	$ (3,417)	$ (1,732)
Other	(457)	262	246
Total	295	850	1,375
Defined contribution plans	514	474	420
Total retirement benefit expense	809	1,324	1,795
Pensions
Defined benefit plans:
Current service cost, net of plan participants' contributions	802	731	1,100
Interest expense on defined pension benefit obligations	2,757	3,072	1,584
OPEB
Defined benefit plans:
Current service cost, net of plan participants' contributions	38	36	57
Interest expense on defined pension benefit obligations	$ 154	$ 166	$ 120